LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt [Line Items]
Long-term debt, net		$ 8,412,508	$ 6,559,982
Current portion of long-term debt, net		(322,500)	(128)
Non current portion of long-term debt, net		8,090,008	6,559,854
Total Credit Facility [Member] | 2015 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net		128	128
Total Credit Facility [Member] | 2020 Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[1]	1,899,203	399,693
Total Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-Term Debt [Line Items]
Long-term debt, net	[2]	128	128
Senior Notes [Member] | 2017 4.875% Senior Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		990,448	986,839
Senior Notes [Member] | 2019 5.250% Senior Notes, due 2026 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		497,019	496,224
Senior Notes [Member] | 2019 5.625% Senior Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		595,822	595,046
Senior Notes [Member] | 2019 5.375% Senior Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		1,148,155	1,147,959
Senior Notes [Member] | 2020 5.750% Senior Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		847,257	846,607
Senior Notes [Member] | 2020 6.000% SC Notes, due 2025 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		497,308	496,342
Senior Notes [Member] | 2020 6.500% SC Notes, due 2028 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		496,402	495,814
Senior Notes [Member] | 2021 5.000% Studio City Notes, due 2029 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		1,095,772	$ 1,095,202
Senior Notes [Member] | 2022 7.000% Studio City Secured Notes, due 2027 [Member]
Long-Term Debt [Line Items]
Long-term debt, net		$ 344,866

[1]	As of December 31, 2022 and 2021, the unamortized deferred financing costs related to the revolving credit facility of the 2020 Credit Facilities of $26,885 and $35,598 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheet, respectively.
[2]	As of December 31, 2022 and 2021, the unamortized deferred financing costs related to the 2016 SC Revolving Credit Facility of the 2016 Studio City Credit Facilities of $333

and $389 are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.